REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Schedule Of Capital Required To Be Well Capitalized Under Banking Regulations
The actual capital amounts and ratios at December 31, 2013 and 2012, are presented in the following table. No amount was deducted from capital for interest-rate risk exposure.

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2013
Total risk-based	$88,503	13.4%	$87,707	13.3%
Tier I risk-based	82,755	12.5%	81,979	12.4%
Tier I leverage	82,755	9.0%	81,979	8.9%

December 31, 2012
Total risk-based	$66,080	13.8%	$65,046	13.6%
Tier I risk-based	61,353	12.8%	60,319	12.7%
Tier I leverage	61,353	8.6%	60,319	8.4%

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The minimum amounts of capital and ratios as established by banking regulators at December 31, 2013 and 2012, were as follows:

	Company		Subsidiary
	(Consolidated)		The First
	Amount	Ratio	Amount	Ratio
December 31, 2013
Total risk-based	$53,029	8.0%	$52,935	8.0%
Tier I risk-based	26,514	4.0%	26,467	4.0%
Tier I leverage	37,002	4.0%	36,956	4.0%

December 31, 2012
Total risk-based	$38,271	8.0%	$38,161	8.0%
Tier I risk-based	19,135	4.0%	19,080	4.0%
Tier I leverage	28,712	4.0%	28,661	4.0%